SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Anti-dilutive securities	2,290,667	2,290,667	2,357,334
Percentage of uncertain tax to measure income tax benefit	More than 50%
Weighted average estimated fair value of employee stock options granted			$ 0.256
Equipment [Member] | Minimum [Member]
Estimated useful life	3 years
Equipment [Member] | Maximum [Member]
Estimated useful life	5 years